Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes payable, current portion, net of discount	$ 0	$ 4,592	$ 65,173
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	150,000,000
Common Stock, Shares Issued	63,635,930	33,229,093	9,488,227
Common Stock, Shares Outstanding	63,635,930	33,229,093	9,488,227
Preferred Series A [Member]
Preferred Stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	0	40,118,013	40,118,013
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares outstanding	0	0	0
Preferred Series B [Member]
Preferred Stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	0	55,555,555	55,555,555
Preferred Stock, Shares Issued	0	20,237,459	20,237,459
Preferred Stock, Shares outstanding	0	20,237,459	20,237,459